Employee Defined Benefit Obligations - Summary of Net Defined Benefit Asset (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Continuing operations - administrative and marketing expenses	$ 2.0	$ 6.6
Discontinued operations		6.2
Net defined benefit liability asset included in profit or loss	$ 2.0	$ 12.8